SCHEDULE II - VALUATION AND QUALIFYING ACCOUNTS (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Allowance for credit losses
Movement in Valuation Allowances and Reserves
Balance at Beginning of Period	$ 578	$ 724	$ 778
Charges to Earnings	(22)	79	83
Charges to Other Accounts	(234)	(8)	(15)
Deductions	(36)	(217)	(122)
Balance at End of Period	286	578	724
Deferred tax valuation allowance
Movement in Valuation Allowances and Reserves
Balance at Beginning of Period	52,913	45,483	22,830
Charges to Earnings	35,261	7,472	22,675
Charges to Other Accounts	(17,084)	(42)	(22)
Deductions	0	0	0
Balance at End of Period	71,090	52,913	45,483
Other reserves
Movement in Valuation Allowances and Reserves
Balance at Beginning of Period	2,901	3,008	2,544
Balance at End of Period	$ 3,380	$ 2,901	$ 3,008